Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
33.	SUBSEQUENT EVENTS
The consequences of the COVID-19 outbreak in China to economic conditions and the automobile industry in general, and the financial position and operating results of the Company for the fiscal 2020, are changing rapidly, and cannot be predicted. The resulting unavoidable national lockdown and travel restrictions in China caused major disruptions in the automotive industries affecting customers, supply chains, workers, the service networks and other automobile-related occupations as well as a massive disruption to the movement of products and people in the first quarter of 2020. The PRC government restrictions beginning to be lifted in mid-March in nearly all provinces and cities as the COVID-19 infections declined dramatically due to enacted government policies. Entering into the second quarter of 2020, lockdown restrictions have been lifted in nearly all provinces and cities in China. However, the Company expects that the impact of the COVID-19 outbreak on the PRC and world economies will have a material adverse impact on the demand for its products. Because of the significant uncertainties surrounding the COVID-19 pandemic, the extent of the business interruption and the related financial impact cannot be reasonably estimated at this time.